CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts		Rp 35,472		Rp 31,799
Less cash and cash equivalents	$ (1,853)	(25,145)	$ (2,194)	(29,767)	Rp (28,117)	Rp (17,672)
Net debt		10,327		2,032
Total equity attributable to owners of the parent company		Rp 92,467		Rp 84,163
Net debt-to-equity ratio (as a percent)	11.17%	11.17%	2.41%	2.41%